EQUITY ACCOUNTED INVESTMENTS - Investments In Associates (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Investments accounted for using equity method [abstract]
Balance, beginning of year	$ 0
Additions	294
Share of net income	8
Share of comprehensive income	44
Dividends received	(2)
Balance, end of year	$ 344